Amendment dated May 11, 2007
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Historical Performance of Corresponding Founding Funds Strategy The Franklin
Templeton Founding Allocation Trust of JHT ("JHT Founding Allocation Trust") commenced operations on April 30, 2007, and performance information for this fund is not presented in the Prospectus. The JHT Founding Allocation Trust is a fund of funds, which will invest in Global Trust, Income Trust and Mutual Shares Trust ("Underlying Funds"), each of which is modeled after the funds that comprise the Founding Funds Strategy. Global Trust is modeled after Templeton Growth Fund, Income Trust is modeled after Franklin Income Fund and Mutual Shares Trust is modeled after Mutual Shares Fund. (Templeton Growth Fund, Income Fund and Mutual Shares Fund are collectively referred to as the "Franklin Underlying Funds.") The Adviser anticipates managing the JHT Founding Allocation Trust in a manner similar to the Founding Funds Strategy. This Appendix provides additional information about the past performance of the Founding Funds Strategy and the Franklin Underlying Funds.

This Appendix presents past performance information for Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund, each of which has the same subadviser, the same portfolio manager and substantially similar investment objectives, policies and strategies as its corresponding Underlying Fund. This Appendix also presents historical performance data for the Founding Funds Strategy. Because of the similarities between Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund and their corresponding Underlying Funds, as described above, in combination with the Founding Funds Strategy, this information may help provide an indication of the JHT Founding Allocation Trust's risks.

The past performance of the Franklin Underlying Funds and the Founding Funds Strategy has been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Franklin Underlying Funds and Founding Funds Strategy may be lower than the total operating expenses of Growth Trust, Income Trust, Mutual Shares Trust or JHT Founding Allocation Trust, in which case the Franklin Underlying Funds and Founding Funds Allocation Strategy performance shown would have been lower had the total operating expense of the corresponding funds been used to compute the performance.

The Franklin Underlying Funds and Founding Funds Strategy performance is no guarantee of future results in managing the JHT Founding Allocation Trust or portion thereof. The information in this Appendix does not represent the performance of the JHT Founding Allocation Trust or any predecessor to it. Please note the following cautionary guidelines in reviewing this Appendix:

o Performance figures are not the performance of the JHT Founding Allocation Trust or the Underlying Funds. The performance shown for Founding Funds Strategy and the Franklin Underlying Funds is not an indication of how the JHT Founding Allocation Trust or portion thereof would have performed in the past or will perform in the future. Each of Global Trust's, Income Trust's and Mutual Shares Trust's performance in the future will be different from the Franklin Underlying Fund's, and the JHT Founding Allocation Trust's performance will be different from the Founding Funds Strategy due to factors such as cash flows in and out of the Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.

o Although the JHT Founding Allocation Trust is modeled after the Founding Funds Strategy, the JHT Founding Allocation Trust may (1) change the percentage of the fund's assets allocated to any Underlying Fund at any time in the future, and (2) the assets under management of each of the Underlying Funds will increase or decrease depending upon the performance and market value of those Underlying Funds.

o Initially, the JHT Founding Allocation Trust expects to allocate its assets approximately equally to each of the Underlying Funds. You should consider the JHT Founding Allocation Trust's discretion to change the asset allocation among the Underlying Funds, and to eventually invest in other funds, when reviewing the Underlying Funds' and Founding Funds Strategy's performance.

Performance information -- a bar chart and a table -- is presented on the following pages for Class A shares of the Franklin Underlying Funds that correspond to each of Global Trust, Income Trust and Mutual Shares Trust. The bar chart shows how each Franklin Underlying Fund's total return has varied from year to year, while the tables show performance over time (along with broad-based market indexes for reference). All figures assume dividend reinvestment.

Neither the JHT Founding Allocation Trust nor the Underlying Funds have front-end or deferred sales charges. The other expenses of the Series II shares of the JHT Founding Allocation Trust, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the Class A shares of the corresponding Franklin Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Franklin Underlying Fund and Founding Funds Strategy would be lower if adjusted to reflect the higher expenses of the Series II shares of the JHT Founding Allocation Trust. The performance shown in the bar charts and tables would also be lower if the adviser to the Franklin Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT Founding Allocation Trust serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. If such fees and expenses had been reflected, performance would be lower. As indicated above, past performance does not indicate future results. It is important to note that the performance results presented below do not represent the performance of the JHT Founding Allocation Trust and are no indication of how it would have performed in the past or will perform in the future.

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Founding Funds Strategy

Corresponding to: Franklin Templeton Founding Allocation Trust

Founding Funds Strategy, total returns:
Best quarter: Q2 `03, 15.74%
Worst quarter: Q3 `98, -11.97%

Indexes (reflect no fees or taxes)
S&P 500 Index
Lehman Brothers Aggregate Bond Index

The Founding Funds Strategy represents a composite of the performance of Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund. The Adviser is using this model as the basis for managing the JHT Founding Allocation Trust. However, although the JHT Founding Allocation Trust is currently allocated equally among the Underlying Funds, it will have the discretion to change its allocations and may in the future invest in other funds.

The bar charts show how the Founding Funds Strategy ("Strategy") total return has varied from year to year, while the tables show a hypothetical performance of the Strategy (along with broad-based market indexes for reference). The hypothetical performance of the Strategy is adjusted to be shown net of the fees and expenses of the Franklin Underlying Funds. The total fees and expenses of the Franklin Underlying Funds may be lower than the total fees and expenses of the Underlying Funds. The Strategy does not reflect the advisory fee and certain other fees paid by the JHT Founding Allocation Trust. If such higher fees and expenses were reflected in the Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Strategy reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. The information presented is based upon the hypothetical assumption that the Strategy invested in a one-third allocation in each of the Franklin Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

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Founding Funds Strategy Class A calendar year total returns
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    [THE DATA BELOW WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

1997            19.68%
1998            -0.30%
1999            14.31%
2000            11.66%
2001             2.42%
2002            -7.29%
2003            30.09%
2004            14.28%
2005             6.65%
2006            19.64%

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Average annual total returns for period ended 3-31-07
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
                                                       1 year   5 year   10 year
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
Class A                                                16.16%   11.72%    10.66%
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S&P 500 Index                                          11.83%    6.27%     8.21%
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Lehman Brothers Aggregate Bond Index                    6.58%    5.35%     6.46%
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
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

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Templeton Growth Trust

Corresponding to: Global Trust

Templeton Growth Fund, Class A, total returns:
Best quarter: Q2 `03, 20.22%
Worst quarter: Q3 `02, -16.96%

Index (reflects no fees or taxes)
MSCI World Index

Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to Templeton Growth Fund had not reimbursed certain expenses of the portfolio during the periods shown.

Net assets of Templeton Growth Fund as of December 31, 2006: $35,789 billion across all share classes; $27,120 billion in Class A shares

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Templeton Growth Fund, Class A calendar year total returns
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    [THE DATA BELOW WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

1997            16.18%
1998            -2.48%
1999            30.44%
2000             1.74%
2001             0.54%
2002            -9.48%
2003            32.85%
2004            17.00%
2005             8.15%
2006            21.81%

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Templeton Growth Fund, Class A average annual total returns for period ended
3-31-07
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
                                                       1 year   5 year   10 year
--------------------------------------------------------------------------------
Class A                                                16.23%   12.52%    10.63%
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MSCI World Index                                       16.00%   10.96%     8.32%
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
Class A shares of Templeton Growth Fund was first offered on 11/29/54.

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Global Trust

Series II, total returns:
Best quarter: Q2 `03, 17.79%
Worst quarter: Q3 `02, -16.01%

Index (reflects no fees or taxes)
MSCI World Index

Global Trust, a series of John Hancock Trust, which is currently managed by Templeton Global Advisors Limited, has changed its investment policies. Global Trust's new investment policies are substantially similar to Templeton Growth Fund. Because of this change to Global Trust's investment policies, the prior performance of Global Trust may not be as relevant as the prior performance of Templeton Growth Fund to an investor in the future.

Series II of Global Trust was first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002, reflected Series II expenses, performance would be lower. Global Trust was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to Global Trust had not reimbursed certain expenses of the portfolio during the periods shown.

Net assets of Global Trust as of December 31, 2006: $0.402 billion across all share classes; $0.040 billion in Series II shares

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Global Trust, Series II calendar year total returns
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    [THE DATA BELOW WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

1997            20.80%
1998            12.25%
1999             3.66%
2000            12.19%
2001           -16.09%
2002           -19.11%
2003            27.23%
2004            14.53%
2005            10.50%
2006            20.09%

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Global Trust, Series II average annual total returns for period ended 3-31-07
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
                                                       1 year   5 year   10 year
--------------------------------------------------------------------------------
Series II                                              14.84%    9.31%     7.42%
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MSCI World Index                                       16.00%   10.96%     8.32%
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

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Franklin Income Fund

Corresponding to: Income Trust

Franklin Income Fund, Class A, total returns:
Best quarter: Q2 `03, 14.24%
Worst quarter: Q2 `02, -5.98%
Note: Since Inception, Best quarter Q1, `91, 16.67%;
Worst quarter Q3, `90, -8.58%

Indexes (reflect no fees or taxes)
S&P 500 Index
Lehman Brothers Aggregate Bond Index

Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to Franklin Income Fund had not reimbursed certain expenses of the portfolio during the periods shown.

Net assets of Franklin Income Fund as of December 31, 2006: $52.245 billion across all share classes; $29.629 billion in Class A shares

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Franklin Income Fund, Class A calendar year total returns
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    [THE DATA BELOW WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

1997            16.85%
1998             0.95%
1999            -0.74%
2000            20.59%
2001             0.65%
2002            -1.06%
2003            30.96%
2004            12.17%
2005             1.85%
2006            19.12%

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Franklin Income Fund, Class A average annual total returns for period ended
3-31-07
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
                                                       1 year   5 year   10 year
--------------------------------------------------------------------------------
Class A                                                17.75%   11.76%     9.95%
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S&P 500 Index                                          11.83%    6.27%     8.21%
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Lehman Brothers Aggregate Bond Index                    6.58%    5.35%     6.46%
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
Class A shares of Franklin Income Fund were first offered on 8/31/48.

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Mutual Shares Fund

(formerly Lifestyle Mutual Shares Trust)

Corresponding to: Mutual Shares Trust

Mutual Shares Fund, Class A, total returns:
Best quarter: Q4 `98, 13.24%
Worst quarter: Q3 `98, -17.03%

Index (reflects no fees or taxes)
S&P 500 Index

Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to Mutual Shares Fund had not reimbursed certain expenses of the portfolio during the periods shown.

Net assets of Mutual Shares Fund as of December 31, 2006:
$21.596 billion across all share classes

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Mutual Shares Fund, Class A calendar year total returns
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    [THE DATA BELOW WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

1997            26.01%
1998             0.01%
1999            14.63%
2000            13.42%
2001             5.94%
2002           -11.20%
2003            26.18%
2004            13.50%
2005             9.98%
2006            17.98%

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Mutual Shares Fund, Class A average annual total returns for period ended
3-31-07
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
                                                       1 year   5 year   10 year
--------------------------------------------------------------------------------
Class A                                                14.41%   10.68%    10.98%
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S&P 500 Index                                          11.83%    6.27%     8.21%
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
Class A shares of Franklin Mutual Shares Fund were first offered on 11/1/96.

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